Debt - Carrying Amounts Of Long-Term Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 28, 2020	Feb. 29, 2020
Debt Instrument [Line Items]
Principal	$ 1,750,000,000	$ 1,750,000,000
Unamortized discount and debt issuance costs	(10,312,000)	(12,885,000)
Total HollyFrontier long-term debt	1,739,688,000	1,737,115,000
HEP Credit Agreement	0
Total long-term debt	3,072,737,000	3,142,718,000
Level 2
Debt Instrument [Line Items]
Senior notes	1,912,753,000	1,903,867,000
HEP
Debt Instrument [Line Items]
HEP Credit Agreement	840,000,000	913,500,000
Total long-term debt	1,333,049,000	1,405,603,000
HEP | Level 2
Debt Instrument [Line Items]
Senior notes	$ 502,705,000	506,540,000
2.625% Senior Notes
Debt Instrument [Line Items]
Stated interest rate	0.02625%		2.625%	2.625%
Principal	$ 350,000,000	350,000,000	$ 350,000,000
5.875% Senior Notes
Debt Instrument [Line Items]
Stated interest rate	5.875%
Principal	$ 1,000,000,000	1,000,000,000
4.500% Senior Notes
Debt Instrument [Line Items]
Stated interest rate	4.50%		4.50%	4.50%
Principal	$ 400,000,000	400,000,000	$ 400,000,000
HEP 5.000% Senior Notes
Debt Instrument [Line Items]
Stated interest rate					5.00%
HEP 5.000% Senior Notes | HEP
Debt Instrument [Line Items]
Stated interest rate	5.00%
Principal	$ 500,000,000	500,000,000
Unamortized discount and debt issuance costs	$ (6,951,000)	$ (7,897,000)